Operating lease receivables - Net - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Operating Lease Receivables [Line Items]
Operating lease receivables- Net	$ 8,769,879	$ 4,681,020	$ 10,100,832
Option to extend (in years)	20 years
MIN
Operating Lease Receivables [Line Items]
Operating lease term (in years)	5 years
MAX
Operating Lease Receivables [Line Items]
Operating lease term (in years)	15 years
Major customers | One Customer | Operating lease receivables
Operating Lease Receivables [Line Items]
Concentration risk, percentage (in percent)	0.51	0.63	0.45
Operating lease receivables- Net	$ 4,515,994	$ 2,970,380	$ 4,525,100
Major customers | One Customer | Rental Income
Operating Lease Receivables [Line Items]
Concentration risk, percentage (in percent)	0.04	0.05	0.05
0-30 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.92	0.84	0.92
Operating lease receivables- Net	$ 8,091,816	$ 3,926,519	$ 9,338,540
30-60 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.002	0.003	0.030
Operating lease receivables- Net	$ 19,157	$ 12,684	$ 335,498
60-90 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.01	0.02	0.01
Operating lease receivables- Net	$ 46,649	$ 109,356	$ 146,708
Over 90 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.07	0.14	0.03
Operating lease receivables- Net	$ 612,257	$ 632,461	$ 280,086